ALLOWANCES FOR DOUBTFUL RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Allowances for accounts receivable
Movement of allowances
Beginning of the year	$ 1,822	$ 1,090
Allowances made during the year/period	2,734	852
Write off		(143)
Foreign exchange effect	(145)	23
Closing balance	4,411	1,822
Allowances for other receivables
Movement of allowances
Beginning of the year	8,696	8,739
Allowances made during the year/period	203	4
Write off		(48)
Foreign exchange effect	2	1
Closing balance	8,901	8,696
Allowances for advances for purchases of property, plant and equipment
Movement of allowances
Beginning of the year	1,276	1,268
Reversal made during the year/period	(7)	(5)
Foreign exchange effect	19	13
Closing balance	1,288	1,276
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	4,425	4,406
Allowances(reversal) made during the year/period	(18)	2
Foreign exchange effect	26	17
Closing balance	$ 4,433	$ 4,425